Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

June 3, 2011

Via EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)

Post-Effective Amendment No. 197 to Registration Statement

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ (listed in Exhibit A) prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 197 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on May 27, 2011 (accession no.: 0000907244-11-423).

If you have any questions or would like further information, please call Regina Brown at (617) 210-3687.

Very truly yours,

/s/ Brian Montana

Brian Montana

Senior Counsel

APPENDIX A

Funds Trust

Wells Fargo Advantage California Municipal Money Market Fund

Wells Fargo Advantage Cash Investment Money Market Fund

Wells Fargo Advantage Government Money Market Fund

Wells Fargo Advantage Heritage Money Market Fund

Wells Fargo Advantage Minnesota Money Market Fund

Wells Fargo Advantage Money Market Fund

Wells Fargo Advantage Municipal Cash Management Money Market Fund

Wells Fargo Advantage Municipal Money Market Fund

Wells Fargo Advantage National Tax Free Money Market Fund

Wells Fargo Advantage New Jersey Municipal Money Market Fund

Wells Fargo Advantage New York Municipal Money Market Fund

Wells Fargo Advantage Pennsylvania Municipal Money Market Fund

Wells Fargo Advantage Prime Investment Money Market Fund

Wells Fargo Advantage Treasury Plus Money Market Fund

Wells Fargo Advantage 100% Treasury Money Market Fund